Non-Controlling Interest - Schedule of Controlling and Non-Controlling Interest (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Controlling And Non Controlling Interest [Abstract]
Balance at beginning of year	$ 24,841	$ 37,647
Share of profits and losses for the year	(7,323)	(8,793)	$ (1,612)
Share of translation effects of foreign subsidiaries	10,706	(4,013)
Balance at the end of the year	$ 28,224	$ 24,841	$ 37,647